Operating lease liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease commitments	$ 63.9	$ 421.5
Impact of discounting	(5.6)	(37.9)
Impact of changes in variable rates	(1.4)	(15.2)
Operating lease liabilities	56.9	368.4
Current portion of operating lease liabilities	(13.9)	(100.0)
Operating lease liabilities	$ 43.0	$ 268.4